As filed with the Securities and Exchange Commission on or about December 14,
2000

                                        Securities Act Registration No. 33-70762
                                Investment Company Act Registration No. 811-8098


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  ]
         Pre-Effective Amendment No.                                 [  ]
                                     ------
         Post-Effective Amendment No.    10                          [X]
                                      --------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  ]
         Amendment No.   11                                          [X]
                       -------
                        (Check appropriate box or boxes)

                         STRONG ASIA PACIFIC FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                           53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

                  [X] immediately upon filing pursuant to paragraph (b) of Rule 485
                  [ ] on (date) pursuant to paragraph (b) of Rule 485
                  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
                  [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

                  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 14th day of December, 2000.

                                            STRONG ASIA PACIFIC FUND, INC.
                                            (Registrant)

                              By: /s/ Elizabeth N. Cohernour
                               -------------------------------------------------
                                          Elizabeth N. Cohernour, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

NAME                                             TITLE                                             DATE


                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                         December 14, 2000
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             December 14, 2000
-----------------------------------------------
John W. Widmer


                                                Director                                        December 14, 2000
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                        December 14, 2000
-----------------------------------------------
Willie D. Davis*


                                                Director                                        December 14, 2000
-----------------------------------------------
William F. Vogt*


                                                Director                                        December 14, 2000
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        December 14, 2000
-----------------------------------------------
Neal Malicky*


* Susan A. Hollister signs this document pursuant to powers of attorney filed with this Post-Effective Amendment to the Registration Statement on Form N-1A.


                                         By: /s/ Susan A. Hollister
                                         ---------------------------------------
                                                              Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                                     EDGAR
EXHIBIT NO.                   EXHIBIT                                                             EXHIBIT NO.
-----------                   -------                                                              -----------

(p)                 Code of Ethics for Access Persons                                               EX-99.p

(p.1)               Code of Ethics for Non-Access Persons                                           EX-99.p1

(q)                 Power of Attorney dated December 14, 2000                                       EX-99.q
